Consolidated Statements of Net Loss and Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Profit or loss [abstract]
Salaries, benefits and directors' fees	$ 14,599	$ 13,831
Office, administrative, and travel	22,993	20,400
Professional fees and insurance	11,822	12,221
Depreciation	2,200	2,252
Share-based payments	38,222	29,534
Total value	(89,836)	(78,238)
Finance income	17,818	21,726
Mark-to-market gain (loss) on convertible debentures	(78,178)	18,375
Interest expense on convertible debentures	(46,446)	(32,497)
Interest on lease liabilities and accretion expense	(285)	(110)
Share of net loss from associate	(279)	(13,798)
Loss on dilution of ownership interest in associate	(11,481)	(113)
Impairment loss on investment in associate	(81,009)	0
Mark-to-market loss on derivative instruments	(2,133)	0
Foreign exchange gain (loss)	(3,739)	2,688
Other expense	0	(159)
Loss before taxes	(295,568)	(82,126)
Deferred income tax recovery (expense)	(14,108)	4,567
Net loss	(309,676)	(77,559)
Items that may not be reclassified subsequently to profit or loss:
Change in fair value of convertible debenture attributable to the change in credit risk	(52,253)	15,236
Deferred income tax recovery (expense)	14,108	(4,567)
Share of other comprehensive income (loss) from associate	(1,230)	3,389
Net comprehensive loss	$ (349,051)	$ (63,501)
Earnings (loss) per share attributable to NexGen Energy Ltd.
Basic earnings (loss) per share	$ (0.53)	$ (0.14)
Diluted earnings (loss) per share	$ (0.53)	$ (0.14)
Weighted average common shares outstanding
Basic	588,395,935	554,755,412
Diluted	588,395,935	554,755,412